As filed with the Commission on June 8 , 2000
                                                     1933 Act File No. 333-36866

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form N-14AE/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No. 1
                          Post-Effective Amendment No.


                        MORGAN GRENFELL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                 Copies to:    Christopher P. Harvey, Esq.
One South Street                                     Hale & Dorr LLP
Baltimore, Maryland  21202                           60 State Street
(Name and Address of Agent                           Boston, MA  02109
for Service)

Title of Securities Being Registered:
Shares of beneficial interest, par value $.001 per share

No filing fee is due because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.


It is proposed that this filing will become effective on June 12, 2000 pursuant to Rule 461(a) under the Securities Act of 1933.

                                                     June   , 2000


Intermediate Tax Free - Investment Class
BT Investment Funds


Dear Shareholder,

I am writing to let you know that a meeting will be held July 27, 2000 for shareholders to vote on an important proposal for Intermediate Tax Free (the "Tax Free Fund"). As a shareholder in the Tax Free Fund, you have the opportunity to voice your opinion on this matter.

The Proposal
------------
We are asking shareholders of the Tax Free Fund to approve an Agreement and Plan of Reorganization between the Tax Free Fund and Municipal Bond (the "Municipal Fund") to allow the Tax Free Fund to transfer all of its assets and liabilities to the Municipal Fund in exchange for Institutional Class shares of the Municipal Fund.

                       What this means for your investment
o You will receive Institutional Class shares of the Municipal Fund in proportion to the value of your shares in the Tax Free Fund.
o   The transaction will be tax-free for shareholders and for both funds.
o Both funds invest primarily in municipal securities that are exempt from federal income tax.

                         It is important for you to vote
This package contains information about the proposal, along with a proxy card for you to vote by mail, unless you are voting by telephone or through the Internet. Please take a moment to read the enclosed materials and cast your vote using the proxy card. Your prompt vote will help save money. If a majority of shareholders have not voted prior to the meeting, we must try to obtain more votes with additional mailings or phone solicitations. Both of these are costly processes.

The Tax Free Fund's Board of Trustees, whose primary role is to protect your interests as a shareholder, has reviewed the proposal. In the Trustees' opinion, the proposal is fair and reasonable. THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

                                   How to vote
CAST YOUR VOTE BY COMPLETING AND SIGNING THE PROXY CARD, UNLESS YOU ARE VOTING BY TELEPHONE OR THROUGH THE INTERNET. PLEASE MAIL YOUR COMPLETED AND SIGNED PROXY AS QUICKLY AS POSSIBLE, USING THE POSTAGE-PAID ENVELOPE PROVIDED.

PLEASE VOTE! YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW MANY SHARES YOU
OWN.

                                 Any questions?
Please call 1-800-730-1313 if you have any questions about the proposal or voting procedures.


                                                     Sincerely,

                                                     /s/Daniel O. Hirsch
                                                     Daniel O. Hirsch
                                                     Secretary

                              INTERMEDIATE TAX FREE
                        (a series of BT Investment Funds)
                                One South Street
                               Baltimore, MD 21202

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          SCHEDULED FOR JULY ---, 2000

This is the formal agenda for a Special Meeting and any adjournments thereof (the "Meeting") of shareholders of your mutual fund. It tells you what matters will be voted on and, in case you want to attend this Meeting in person, the time and place of the Meeting.

To the shareholders of Intermediate Tax Free ("Tax Free Fund"):

A Meeting of Tax Free Fund shareholders will be held at One South Street, Baltimore, MD 21202 on July ___, 2000 at 10:00 a.m., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between Tax Free Fund and Municipal Bond ("Municipal Fund"). Under this Agreement, Tax Free Fund would transfer all of its assets to Municipal Fund in exchange for Institutional shares of Municipal Fund. These shares would be distributed proportionately to you and the other shareholders of Tax Free Fund. Municipal Fund would also assume Tax Free Fund's stated liabilities. Your Board of Trustees recommends that you vote FOR this proposal.

2.       Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on June 2, 2000, are entitled to vote at the Meeting and any adjournments thereof.

Whether or not you expect to attend the Meeting, please complete, sign and return the enclosed proxy card. You may also vote your shares by calling the toll-free number on your proxy card or by logging on to the Internet at www.proxyvote.com. If shareholders do not return their proxies in sufficient numbers, Tax Free Fund will incur additional costs to solicit proxies.

                                                     /s/Daniel O. Hirsch
                                                     Daniel O. Hirsch
                                                     Secretary

June __, 2000

                               PROXY STATEMENT OF
                              INTERMEDIATE TAX FREE
                        (a series of BT Investment Funds)

                                 PROSPECTUS FOR
                      MUNICIPAL BOND -- INSTITUTIONAL CLASS
                 (a series of Morgan Grenfell Investment Trust)

This proxy statement and prospectus sets forth concisely the information you should know before voting on the proposed reorganization of Intermediate Tax Free, One South Street, Baltimore, MD 21202, 1-800-730-1313 ("Tax Free Fund") into Municipal Bond, One South Street, Baltimore, MD 21202 ("Municipal Fund"). Please read it carefully and retain it for future reference.

Both Municipal Fund and Tax Free Fund (each a "Fund" and together the "Funds" ) are open-end mutual funds investing in investment grade municipal securities. Municipal Fund's investment objective is a high level of income exempt from regular federal income tax, consistent with the preservation of capital and Tax Free Fund's investment objective is a high level of current income exempt from federal income tax consistent with moderate risk of capital.

How the Reorganization Will Work

[ ] Tax Free Fund will transfer all of its assets to Municipal Fund. Municipal Fund will assume Tax Free Fund's stated liabilities.

[ ] Municipal Fund will issue Institutional Class shares to Tax Free Fund in an aggregate amount equal to the value of the assets it receives, less the liabilities it assumes, in the reorganization. These Institutional shares will be distributed to Tax Free Fund's shareholders in proportion to their holdings in Tax Free Fund on the reorganization date.

[ ] As described below, the reorganization will be tax-free for federal income tax purposes.

[ ] Tax Free Fund will be liquidated and terminated, and you will be a shareholder of Municipal Fund.

An investment in Municipal Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
                          Where to Get More Information
--------------------------------------------------------------------------------
Prospectus of Municipal Fund dated    In the same envelope as this proxy
February 28, 2000.                    statement and prospectus..
--------------------------------------
Municipal Fund's annual report to
shareholders dated October 31, 1999.
--------------------------------------------------------------------------------
Prospectus of Tax Free Fund dated     On file with the Securities and Exchange
January 31, 2000.                     Commission ("SEC") and available at no
--------------------------------------charge by calling 1-800-730-1313 or
Tax Free Fund's annual report to      writing to us at the address shown below.
shareholders dated September 31, 1999
and semi-annual report dated March 31,
 2000.
--------------------------------------
A statement of additional information
dated June __, 2000 contains additional
information about both Municipal Fund
and Tax Free Fund, respectively.
-------------------------------------------------------- -----------------------
To ask questions about this proxy     Call our toll-free telephone number:
statement and prospectus.             1-800-730-1313 or write to us at Service
                                      Center, P.O. Box 219210, Kansas City, MO
                                      64121-9210.
-------------------------------------------------------- -----------------------

       The date of this proxy statement and prospectus is June __, 2000.

TABLE OF CONTENTS

                                                                    Page
                                                                    -----
INTRODUCTION                                                          1

SUMMARY                                                               1

THE REORGANIZATION                                                    6

CAPITALIZATION                                                        10

COMPARISON OF BUSINESS TRUSTS UNDER
 DELAWARE AND MASSACHUSETTS LAW                                       11

ADDITIONAL INFORMATION ABOUT
 THE FUNDS' BUSINESSES                                                12

BOARDS' EVALUATIONS AND RECOMMENDATIONS                               13

VOTING RIGHTS AND REQUIRED VOTE                                       13

INFORMATION CONCERNING THE MEETING                                    14

OWNERSHIP OF SHARES OF THE FUNDS                                      15

EXPERTS                                                               16

AVAILABLE INFORMATION                                                 16


                             Additional Information

A. Agreement and Plan of Reorganization between Municipal Fund and Tax Free Fund (attached to this proxy statement and prospectus)

B.       Annual report to shareholders dated October 31, 1999 of Municipal Fund

C.       Prospectus dated February 28, 2000 of Municipal Fund

                                  INTRODUCTION

This proxy statement and prospectus is being used by the Board of Trustees of Tax Free Fund to solicit proxies to be voted at a Special Meeting ( the "Meeting" ) of shareholders of Tax Free Fund, or any adjournment of the Meeting thereof. The Meeting will be held at One South Street, Baltimore, MD 21202 on July ___, 2000, at 10:00 a.m., Eastern Time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of Tax Free Fund into Municipal Fund. This proxy statement and prospectus and a proxy card are being mailed to Tax Free Fund's shareholders on or about June ___, 2000.

Who is Eligible to Vote?

Tax Free Fund shareholders of record on June 2, 2000 are entitled to attend and vote at the Meeting or any adjournments thereof. Each share of Tax Free Fund outstanding on June 2, 2000 is entitled to one vote. Shares represented by properly executed proxies, or shares voted by telephone or on the Internet, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy card, but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

                                     SUMMARY

The following is a summary. More complete information appears later in this proxy statement and prospectus. You should read the entire proxy statement and prospectus and the enclosed exhibits carefully because they contain details that are not in the summary.

Comparison of Municipal Fund and Tax Free Fund

---------------------------- ------------------------------------------- -------------------------------------------
                                           Municipal Fund                              Tax Free Fund
---------------------------- ------------------------------------------- -------------------------------------------
General                      A diversified series of Morgan Grenfell     A diversified series of BT Investment
                             Investment Trust ("MG Trust").  MG Trust    Funds ("BT Trust").  BT Trust is an
                             is an open-end management investment        open-end management investment company
                             company organized as a Delaware business    organized as a Massachusetts business
                             trust.                                      trust.
---------------------------- ------------------------------------------- -------------------------------------------
Investment                   Municipal Fund invests directly in          Tax Free Fund is a feeder fund in a
Structure                    securities, as described below.             master-feeder structure, which means that
                                                                         it invests all of its assets in a master
                                                                         portfolio, the Intermediate Tax Free
                                                                         Portfolio ("Tax Free Portfolio"). Tax Free
                                                                         Portfolio has the same investment
                                                                         objective as Tax Free Fund. All references
                                                                         to Tax Free Fund in this proxy statement
                                                                         and prospectus include Tax Free Portfolio
                                                                         where appropriate.
---------------------------- ------------------------------------------- -------------------------------------------
Net assets as of             $xxx,xxx,xxx.xxx                            $x,xxx,xxx.xxx
June 2, 2000
---------------------------- ------------------------------------------- -------------------------------------------
Investment                   Deutsche Asset Management, Inc. ("DAMI")    Bankers Trust Company ("BT") is the
Advisers                     is Municipal Fund's investment adviser.     investment adviser of Tax Free Portfolio,
                                                                         in which Tax Free Fund invests.
---------------------------- ---------------------------------------------------------------------------------------
Control of investment        DAMI and BT are indirect wholly owned subsidiaries of Deutsche Bank AG, an
advisers                     international commercial and investment-banking group.
---------------------------- ---------------------------------------------------------------------------------------
Investment 0bjective         The Fund seeks a high level of income       The Fund invests for a high level of
                             exempt from regular federal income tax,     current income exempt from federal income
                             consistent with the preservation of         tax consistent with moderate risk of
                             capital.                                    capital.
---------------------------- ------------------------------------------- -------------------------------------------

---------------------------- ------------------------------------------- -------------------------------------------
                                           Municipal Fund                              Tax Free Fund
---------------------------- ------------------------------------------- -------------------------------------------
Portfolio managers           The Municipal Fund is managed by David      Gary Pollack, a Director of BT, is the
                             Baldt, Managing Director of DAMI, and       portfolio manager for Tax Free Fund.
                             Ted Manges, Daniel Scholl, and  Susan Beck,
                             each a Vice President of DAMI.
---------------------------- ---------------------------------------------------------------------------------------
Principal Investments        Each Fund invests primarily (at least 80% of its net assets) in municipal securities that are exempt from federal income tax.
---------------------------- ---------------------------------------------------------------------------------------
Restrictions on              Municipal Fund does not have a              Tax Free Fund may invest up to 20% of its
Investments                  restriction on the percentage of assets     assets in obligations the interest on
                             that may be invested in obligations the     which is subject to the federal
                             interest on which is subject to the         alternative minimum tax.
                             federal alternative minimum tax.
                             ------------------------------------------- -------------------------------------------
                             Municipal Fund may invest 25% or more of    Tax Free Fund may invest in private
                             its total assets in private activity and    activity bonds if the interest paid on
                             industrial development bonds if the         them is exempt from regular federal
                             interest paid on them is exempt from        income tax.
                             regular federal income tax.
                             ---------------------------------------------------------------------------------------
                             Each Fund invests primarily in high quality bonds (those rated within the top three rating categories).
                             ------------------------------------------- -------------------------------------------
                             Municipal Fund may invest up to 15% of
                             its assets in bonds that are rated in the
                             fourth highest category.
                             ---------------------------------------------------------------------------------------
                             In the event that any security is downgraded, the adviser will determine whether to hold or sell the security.
                             ---------------------------------------------------------------------------------------
                             Each Fund may invest up to 20% of its total assets in taxable securities to maintain liquidity.
---------------------------- ---------------------------------------------------------------------------------------
Principal Strategies         Municipal Fund generally uses a             Tax Free Fund seeks to increase its
                             "bottom-up" approach to picking             income primarily by managing the duration
                             securities.  The portfolio managers focus   of its portfolio.  Tax Free Fund seeks a
                             on the securities and sectors they          current yield from interest income that
                             believe are undervalued relative to the     is greater than that generally obtainable
                             market, rather than relying on interest     from short-term tax-exempt bonds with the
                             rate forecasts.                             highest investment ratings.


                             Issuer research lies at the heart of the    The portfolio manager adjusts the average
                             investment process. In selecting            duration of the bonds held by the Fund
                             individual securities for investment, the   according to current market and credit
                             portfolio managers:                         conditions and his assessment of
                                                                         prospective changes in interest rate
                             o        Assign a relative value, based     forecasts.
                             on creditworthiness, cash flow and price,
                             to each bond.                               o        If the manager's analysis
                             o        Use credit analysis to determine   indicates that yields are not likely to
                             the issuer's ability to fulfill its         change, the manager attempts to align the
                             contracts.                                  Fund's average duration to that of the
                             o        Compare each bond with a U.S.      intermediate-duration municipal market as
                             Treasury instrument to develop              a whole.
---------------------------- ------------------------------------------- -------------------------------------------

---------------------------- ------------------------------------------- -------------------------------------------
                                           Municipal Fund                              Tax Free Fund
---------------------------- ------------------------------------------- -------------------------------------------
Principal Strategies         a theoretical intrinsic value. They look    o        If the manager expects yields to
(continued)                  to exploit any inefficiencies between       rise, the manager will shorten the Fund's
                             intrinsic value and market trading price.   duration by buying shorter maturity bonds
                             o        Subordinate sector weightings to   and selling longer maturity bonds, a
                             individual bonds that may add               tactic that seeks to insulate the value
                             above-market value.                         of Fund shares from falling bond prices.
                                                                         o        If the manager expects yields to
                             Municipal Fund intends to maintain a        fall, the manager will lengthen the
                             dollar weighted effective average           Fund's duration by selling shorter
                             portfolio maturity of five to ten years.    maturity bonds and buying bonds with
                                                                         maturities of up to 20 years to capture
                                                                         the gain in prices.

                                                                         Tax Free Fund's duration can vary
                                                                         approximately 12 months in either
                                                                         direction from the duration of the whole
                                                                         intermediate-term market.

                                                                         Tax Free Fund also attempts to increase
                                                                         current income by capturing temporary
                                                                         variations in the "spread" among different
                                                                         kinds of municipal bonds.
---------------------------- ---------------------------------------------------------------------------------------
Temporary defensive          Each Fund may depart from its principal investment strategies in order to take a
positions                    temporary defensive position in response to adverse market, economic or political conditions.
--------------------------------------------------------------------------------------------------------------------
                                        PRINCIPAL INVESTMENT RISKS
---------------------------- ---------------------------------------------------------------------------------------
General                      You could lose money on your investment in either Fund. There is no guarantee that either Fund will achieve its investment objective.
---------------------------- ---------------------------------------------------------------------------------------
Interest rate risk           The value of each Fund will fluctuate inversely with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of fixed income securities and vice versa.
---------------------------- ---------------------------------------------------------------------------------------
Prepayment Risk              As interest rates decline, the issuers of securities held by each Fund may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.
---------------------------- ---------------------------------------------------------------------------------------
Credit risk                  Each Fund faces the risk that the creditworthiness of the issuers may decline, causing the value of the bonds to decline. In addition, issuers of securities owned by a Fund may default on their obligations to pay principal and/or interest or may have their credit ratings downgraded.
                             ------------------------------------------- -------------------------------------------

                             Fixed income securities, eligible for purchase by Municipal Fund, rated in the fourth highest category have speculative characteristics.
                             These securities involve greater risk of loss than higher quality securities and are more sensitive to changes in the issuer's capacity to pay.

---------------------------- ------------------------------------------- -------------------------------------------
Maturity Risk                Prices of each Fund's fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.
---------------------------- ---------------------------------------------------------------------------------------

---------------------------- ------------------------------------------- -------------------------------------------
                                           Municipal Fund                              Tax Free Fund
---------------------------- ------------------------------------------- -------------------------------------------
Tax Liability Risk           Distributions by each Fund that are derived from income from taxable securities held by the Funds will generally be taxable to shareholders as ordinary income.
                             ------------------------------------------- -------------------------------------------

                            A greater percentage of the Municipal Fund's
                             investments may produce taxable income,
                             resulting in a lower tax-adjusted return.

---------------------------- ---------------------------------------------------------------------------------------
Market Risk                  Although individual securities may outperform the market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.
--------------------------------------------------------------------------------------------------------------------

                                   Buying, exchanging and redeeming shares
---------------------------- ---------------------------------------------------------------------------------------
                             Each Fund calculates its net asset value per share (NAV) at the close of regular
Net asset value              trading on The New York Stock Exchange (NYSE) on each business day. Each Fund's portfolio securities are valued either based on market quotations or, if market quotations are unavailable, by the method that most accurately reflects their fair value.
---------------------------- ------------------------------------------- -------------------------------------------
Classes of shares            Municipal Fund offers two classes of        Tax Free Fund has only one class of
                             shares:  Institutional shares and           shares, which is offered without a sales
                             Investment shares.  Both Institutional      charge.
                             and Investment shares are offered to the
                             public without a sales charge.  Only
                             Institutional shares are being offered to
                             Tax Free Fund shareholders in this proxy
                             statement and prospectus.
---------------------------- ---------------------------------------------------------------------------------------
Rule 12b-1 and service       Neither Fund's shares are subject to any Rule 12b-1 or service fee.
fees
---------------------------- ---------------------------------------------------------------------------------------
Buying and selling           Investors may purchase or redeem shares either from authorized brokers or directly
shares                       from the Fund.
---------------------------- ------------------------------------------- -------------------------------------------
Minimum investment           Institutional shares: $250,000              Initial:  $2,500
amounts                                                                  Subsequent:  $250
---------------------------- ---------------------------------------------------------------------------------------
Exchanging shares            Shares may be exchanged for shares of another Deutsche Asset Management mutual fund up to four times a year (from the date of your first exchange).
---------------------------- ---------------------------------------------------------------------------------------

Municipal Fund will waive the minimum investment amount for any Tax Free Fund account that, after the reorganization, contains less than the minimum investment amount required for Municipal Fund.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of Municipal Fund or shares of Tax Free Fund. The table also shows pro forma expenses of Institutional Class shares of Municipal Fund following the proposed reorganization.

ANNUAL FEES AND EXPENSES AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS

  ------------------------------------------------- -------------------- ------------------ --------------------
  Annual Fees and Expenses                          Municipal Fund       Tax Free Fund(1)   Municipal Fund
                                                    Institutional Class  Investment Class   Institutional Class
                                                    Fiscal Year End      Fiscal Year End
                                                    October 31, 1999     September 30,      Pro Forma
                                                                         1999
  ------------------------------------------------- -------------------- ------------------ --------------------
  Management fees                                   0.40%                0.40%              0.40%
  ------------------------------------------------- -------------------- ------------------ --------------------
  Distribution (12b-1) and/or service fees          None                 None               None
  ------------------------------------------------- -------------------- ------------------ --------------------
  Other expenses                                    0.18%                1.01%              0.18%
  ------------------------------------------------- -------------------- ------------------ --------------------
  Total annual Fund operating expenses              0.58%                1.41%              0.58%
  ------------------------------------------------- -------------------- ------------------ --------------------
  Less fee waivers or expense reimbursements (2)   (0.03)%              (0.56%)            (0.03%)
  ------------------------------------------------- -------------------- ------------------ --------------------
  Net Expenses                                      0.55%                0.85%              0.55%
  --------------------------------------------------------------------------------------------------------------

  (1) Information on the annual operating expenses reflects the expenses of both
  Tax Free Fund and Tax Free Portfolio, the master fund in which Tax Free Fund invests its assets.

  (2) The investment adviser and administrator for Municipal Fund have contractually agreed for the 16-month period from the Fund's fiscal year end of October 31, 1999, to waive their fees and reimburse expenses so that the total expenses of Municipal Fund will not exceed 0.55%. Tax Free Fund's adviser and administrator have contractually agreed for the 16-month period from the Fund's fiscal year end of September 30, 1999, to waive their fees and reimburse expenses so that the total expenses of Tax Free Fund will not exceed
  0.85%.
  --------------------------------------------------------------------------------------------------------------

Expense Example

The example below illustrates the expenses you will incur on a $10,000 investment in each Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.

----------------------- --------------------- -------------------- --------------------- --------------------
Expense Example(3)             1 Year               3 Years              5 Years              10 Years
----------------------- --------------------- -------------------- --------------------- --------------------
Municipal Fund                  $56                  $183                  $324                 $723
----------------------- --------------------- -------------------- --------------------- --------------------
Tax Free Fund                   $87                  $372                  $699                $1,626
----------------------- --------------------- -------------------- --------------------- --------------------
Pro Forma                       $56                  $183                  $324                 $723
----------------------- --------------------- -------------------- --------------------- --------------------

(3) For the first 12 months, the expense example takes into account fee waivers and reimbursements.

The purpose of the table is to assist shareholders in understanding the various costs and expenses that a shareholder in the Funds will bear directly and indirectly both for the current Funds and on a pro forma basis if the proposed reorganization is approved. The example is included for solely illustrative purposes and should not be considered a representation of future performance or expenses. Actual expenses may be higher or lower.


                               THE REORGANIZATION

Terms of the Reorganization

The Board of each Fund has approved the Agreement and Plan of Reorganization (the "Agreement"), a copy of which is attached as Exhibit A. The Agreement provides for reorganization on the following terms:

[ ] The reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on August __, 2000, but may occur on a later date agreed to by the parties.

[ ] Prior to the reorganization Tax Free Fund will redeem its entire interest in Tax Free Portfolio in exchange for its pro rata share of the portfolio securities and other assets of Tax Free Portfolio. In the reorganization, Tax Free Fund will transfer all of its assets to Municipal Fund, and in exchange Municipal Fund will assume Tax Free Fund's stated liabilities and issue Institutional shares as described below.

[ ] Municipal Fund will issue Institutional shares to Tax Free Fund in an amount equal to the value of the assets received by Municipal Fund, less the liabilities assumed by Municipal Fund in the transaction. These shares will immediately be distributed by Tax Free Fund to Tax Free Fund's shareholders in proportion to their holdings in Tax Free Fund on the reorganization date. As a result, shareholders of Tax Free Fund will become Institutional shareholders of Municipal Fund.

[ ] The net asset value of both Funds will be computed as of the close of regular trading on The New York Stock Exchange (normally 4:00 p.m., Eastern Time), on the reorganization date.

[ ] In connection with the reorganization, Tax Free Fund will be terminated and liquidated.

The following diagram shows how the reorganization will be carried out.

-----------------------                                                        --------------------
    Tax Free Fund                                                                Municipal Fund
 transfers its assets                                                            receives assets
  and liabilities to       ->->->->->->->->->->->->->->->->->->->->->->->       from and assumes
    Municipal Fund                                                             liabilities of Tax
                                                                                    Free Fund
-----------------------                                                        --------------------
    Tax Free Fund                          Tax Free Fund                         Municipal Fund
 shareholders receive                     receives these                          Institutional
    Municipal Fund       <-<-<-<-<-<-       shares and         <-<-<-<-<-<-     shares are issued
 Institutional shares                    distributes them
                                        to its shareholders
-----------------------                                                        --------------------

Currently, Municipal Fund intends to retain most of the portfolio securities and other assets acquired from Tax Free Fund after the reorganization. The portfolio managers may determine, however, to liquidate individual securities from time to time.


Tax Status of the Reorganization

The reorganization will not take place unless Tax Free Fund and Municipal Fund receive from Hale and Dorr LLP, counsel to Municipal Fund, a satisfactory opinion substantially to the effect that:

      [ ] The acquisition by Municipal Fund of all of the assets of Tax Free Fund solely in exchange for the issuance of Institutional shares of Municipal Fund to Tax Free Fund and the assumption of certain scheduled Tax Free Fund liabilities by Municipal Fund, followed by the distribution by Tax Free Fund, in liquidation of Tax Free Fund, of Institutional shares of Municipal Fund to the shareholders of Tax Free Fund in exchange for their Tax Free Fund shares of beneficial interest and the termination of Tax Free Fund, will constitute a reorganization within the meaning of
              Section 368(a) of the Code, and Tax Free Fund and Municipal Fund will each be "a party to a reorganization" within the meaning of
              Section 368(b) of the Code.

      [ ] No gain or loss will be recognized by Tax Free Fund upon (i) the transfer of all of its assets to Municipal Fund solely in exchange for the issuance of Institutional shares of Municipal Fund to Tax Free Fund and the assumption of certain scheduled Tax Free Fund liabilities by Municipal Fund and (ii) the distribution by Tax Free Fund of such Institutional shares of Municipal Fund to the shareholders of Tax Free Fund.

      [ ] No gain or loss will be recognized by Municipal Fund upon the receipt of the assets of Tax Free Fund solely in exchange for the issuance of Institutional shares of Municipal Fund to Tax Free Fund and the assumption of certain scheduled Tax Free Fund liabilities by Municipal Fund.

      [ ] The basis of the assets of Tax Free Fund acquired by Municipal Fund will be, in each instance, the same as the basis of those assets in the hands of Tax Free Fund immediately prior to the transfer.

      [ ] The tax holding period of the assets of Tax Free Fund in the hands of Municipal Fund will, in each instance, include Tax Free Fund's tax holding period for those assets.

      [ ] The shareholders of Tax Free Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of Tax Free Fund solely for Institutional shares of Municipal Fund as part of the transaction.

      [ ] The basis of Institutional shares of Municipal Fund received by Tax Free Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of Tax Free Fund surrendered in exchange therefor.

      [ ] The tax holding period of the class of Institutional shares of Municipal Fund received by Tax Free Fund shareholders will include, for each shareholder, the tax holding period for the shares of beneficial interest of Tax Free Fund surrendered in exchange therefor, provided that Tax Free Fund shares were held as capital assets on the date of the exchange.

As Municipal Fund shareholders, former Tax Free Fund shareholders will become liable for taxes payable on their proportionate share of any taxable income and capital gains recognized by Municipal Fund. These may include not only taxable income and gains recognized after the reorganization, but also taxable income and capital gains recognized but not distributed prior to the reorganization and taxable income and capital gains attributable to pre-reorganization periods but not recognized until after the reorganization.

Reasons for the Proposed Reorganization

The Board of Trustees of Tax Free Fund believes that the proposed reorganization will be advantageous to the shareholders of Tax Free Fund for several reasons. The Board of Trustees considered the following matters, among others, in approving the reorganization at a meeting held on September 8, 1999.

Overlapping Investment Strategy and Market Niche. Tax Free Fund and Municipal Fund have significantly similar investment objectives and investment strategies. In addition, the portfolios of both Funds have a generally similar average maturity and duration, as well as comparable credit ratings. Due to the acquisition of BT by Deutsche Bank AG on June 4, 1999, the same sales force is now marketing both Funds. Because of the confusion that might be caused by offering clients competing intermediate-duration municipal bond Funds, it is not advantageous to operate and market the Tax Free Fund separately from the Municipal Fund.

Greater Diversification. As described further below, the Municipal Fund is significantly larger than the Tax Free Fund. Shareholders of both Funds may be better served by a combined Fund offering greater diversification. To the extent that combining the Funds' assets into a single fund creates a larger asset base, Municipal Fund's investment portfolio can achieve greater diversification after the reorganization than is currently possible for both Funds and particularly the significantly smaller Tax Free Fund. Greater diversification is expected to benefit the shareholders of both Funds because it may reduce the negative effect that the adverse performance of any one security may have on the performance of the entire portfolio.

Investment Performance. Municipal Fund Institutional shares received in the reorganization will provide Tax Free Fund's shareholders with substantially the same investment advantages as they currently have at a comparable level of risk. Tax Free Fund's Board of Trustees also considered the performance history of each Fund, which is shown in the table below. For the comparable periods since Municipal Fund's inception date of December 13, 1991, Municipal Fund Institutional Class has outperformed Tax Free Fund. The Trustees further noted that due to the overlapping investment strategy, market niche and the similar marketing channels of these Funds, all shareholders may benefit by the greater diversification and the possibility of reduced expenses due to the combination of the Funds.

  -------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURNS(1)
  --------------------------------------- ------------------------------------- -------------------------------------
  For the Period Ending                              Municipal Fund                        Tax Free Fund
  March 31, 2000                                  Institutional Shares
                                                  (Inception 12/13/91)                  (Inception 07/20/92)
  --------------------------------------- ------------------------------------- -------------------------------------
  1 year                                                 0.03%                                (0.23)%
  --------------------------------------- ------------------------------------- -------------------------------------
  3 years                                                4.65%                                 4.47%
  --------------------------------------- ------------------------------------- -------------------------------------
  5 years                                                5.54%                                 4.83%
  --------------------------------------- ------------------------------------- -------------------------------------
  Inception                                              7.08%                                 4.80%
  --------------------------------------- ------------------------------------- -------------------------------------

(1) Past performance offers no indication of how the Fund will perform in the future.

Possibility of Reduced Expenses. A combined Fund offers economies of scale that may lead to better control over expenses than is currently possible, particularly for Tax Free Fund. Both Funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services. As shown in the Fees and Expenses table, the Total Annual Fund Operating Expenses of Municipal Fund Institutional shares are lower than the total for the Tax Free Fund, both on a gross and net basis.

Benefits to Municipal Fund. The Board of Trustees of Municipal Fund considered at a meeting held on August 19, 1999, that the reorganization presents an excellent opportunity for Municipal Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of portfolio securities. This opportunity provides an economic benefit to Municipal Fund and its shareholders.

Benefits to Advisers and Other Service Providers. The Board of Trustees of each Fund considered that the Fund's advisers, administrators and distributors might also benefit from the reorganization. For example, the advisers and administrators might function more efficiently and therefore realize cost savings from a consolidated portfolio management effort and from the need to prepare fewer prospectuses, reports and regulatory filings. The trustees believe, however, that these savings will not amount to a significant economic benefit.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. Shareholders of Tax Free Fund whose shares are represented by one or more share certificates should, before the reorganization date, either surrender their certificates to Tax Free Fund or deliver to Tax Free Fund a lost certificate affidavit, in the form and accompanied by any surety bonds that Tax Free Fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered to Tax Free Fund will be cancelled, will no longer evidence ownership of Tax Free Fund's shares and, if not otherwise surrendered, will evidence ownership of Municipal Fund Institutional shares. Shareholders may not redeem or transfer Municipal Fund Institutional shares received in the reorganization until they have surrendered their Tax Free Fund share certificates or delivered an Affidavit. Municipal Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of Tax Free Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Municipal Fund of all its obligations under the Agreement and the receipt of an officers' certificate from Municipal Fund (see Agreement, paragraphs 6 and 7).

The obligation of Municipal Fund to consummate the reorganization is also subject to the satisfaction of certain conditions under the Agreement including Tax Free Fund having distributed to its shareholders for its taxable year ending on the closing date of the Reorganization: (1) all of its investment company taxable income (prior to reduction by any dividends paid deduction); (2) all of its net capital gain, after reduction by any capital loss carry forward; and (3) all of the excess of (i) its interest income excludable from federal gross income over (ii) the related deductions disallowed under the Code (see Agreement, paragraphs 6 and 7).

The obligations of both Funds are subject to, among other things, the approval of the Agreement by the necessary vote of the outstanding shares of Tax Free Fund, in accordance with the provisions of Tax Free Fund's declaration of trust and by-laws. The Funds' obligations are also subject to several other conditions, including the receipt of all consents, orders and permits necessary to consummate the reorganization and the receipt of a favorable opinion of counsel for the Municipal Fund as to the federal income tax consequences of the reorganization.

Termination of Agreement. Tax Free Fund or Municipal Fund may mutually agree to terminate the Agreement (even if the shareholders of Tax Free Fund have already approved it) at any time before the reorganization date. Either Fund may also terminate the Agreement if the other Fund has materially breached any representation, warranty or agreement contained in the Agreement or if any condition to closing the reorganization cannot or will not be met.

Expenses of the Reorganization. Each fund will bear its own expenses in connection with the reorganization.

                                 CAPITALIZATION

The following table sets forth the capitalization of each Fund as of March 31, 2000 and the pro forma combined capitalization of both Funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 0.969 Municipal Fund Institutional shares being issued for each share of Tax Free Fund. If the reorganization is consummated as proposed, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated due to changes in any of a number of factors, including:

[ ] The market value of the portfolio securities of both Municipal Fund and Tax Free Fund between March 31, 2000 and the reorganization date.

[ ] Changes in the amount of undistributed net investment income and net realized capital gains of Municipal Fund and Tax Free Fund during that period resulting from income and distributions.

[ ] Changes in the accrued liabilities of Municipal Fund and Tax Free Fund during the same period.

  ------------------------------- ----------------------- --------------------------- -------------------------------
                                                                                              Municipal Fund
  Capitalization as                   Tax Free Fund             Municipal Fund               Pro Forma Combined(1)
  of March 31, 2000                                          Institutional Class           Institutional Class
  ------------------------------- ----------------------- --------------------------- -------------------------------
  Net assets                           $19,252,541               $474,092,667                  $493,345,208
  ------------------------------- ----------------------- --------------------------- -------------------------------
  Net asset value per share               $10.34                    $10.67                        $10.67
  ------------------------------- ----------------------- --------------------------- -------------------------------
  Shares outstanding                    1,862,775                 44,428,225                    46,232,587
  ------------------------------- ----------------------- --------------------------- -------------------------------

(1) If the reorganization had taken place on March 31, 2000 Tax Free Fund would have received 1,804,362 Institutional shares of Municipal Fund, which would have been available for distribution to the shareholders of Tax Free Fund.

It is impossible to predict how many Institutional shares of Municipal Fund will actually be received and distributed by Tax Free Fund on the reorganization date. The table should not be relied upon to determine the amount of Municipal Fund Institutional shares that will actually be received and distributed.

       COMPARISON OF BUSINESS TRUSTS UNDER DELAWARE AND MASSACHUSETTS LAW

Tax Free Fund is organized as a Massachusetts business trust. Municipal Fund is organized as a Delaware business trust. The following is a comparison of the laws of Massachusetts and Delaware applicable to business trusts.

Limitation of Shareholders' and Funds' Liability. Delaware law provides that the shareholders of a Delaware business trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust (such as Tax Free Fund) may, under certain circumstances, be personally liable for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware statutory law may be considered to afford greater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware business trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, which is another potential, although remote, risk in the case of multiple series of a Massachusetts business trust. While it is frequently assumed that a series of a Massachusetts business trust will be liable only for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability. Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the business trust or a shareholder thereof) for any act, omission or obligation of the business trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware business trust's declaration of trust or by-laws will not subject the trustee to liability to the business trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the business trust's declaration of trust or by-laws. These limitations on liability under Delaware law are generally consistent with those applicable to directors of a corporation under Delaware law and may be beneficial in attracting and retaining qualified persons to act as trustees. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee who is not also an officer of the trust for breach of fiduciary duty except for, among other things, any act or omission not in good faith that involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit.

Shareholder Voting. Delaware law provides that a Delaware business trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit shareholder voting through computer or electronic media. For an investment company with a significant number of shareholders with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting.

Declarations of Trust. Although neither a Delaware business trust nor a Massachusetts business trust is required to hold annual shareholder meetings, Delaware law affords to the trustees the ability to adapt the Delaware business trust to future contingencies without the necessity of holding a special shareholder meeting. The trustees of a Delaware business trust may have the power to amend the business trust's governing instrument to create a class or series of shares of beneficial interest that was not previously outstanding; to dissolve the business trust; to incorporate the Delaware business trust; to merge or consolidate with another entity; to sell, lease, exchange, transfer, pledge or otherwise dispose of all or any part of the business trust's assets; to cause any series to become a separate trust; and to change the Delaware business trust's domicile -- all without shareholder vote. Any exercise of authority by the trustees will be subject to applicable state and federal law. The flexibility of Delaware business trusts should help to assure that a Delaware business trust operates under the most advantageous form of organization and is intended to reduce the expense and frequency of future shareholder meetings for non-investment-related operational issues.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each Fund's prospectus you can find additional information about the business of the Fund.

  --------------------------------------- ---------------------------------------------------------------------------
           Type of Information                                     Headings in Prospectuses
  --------------------------------------- ---------------------------------------------------------------------------
                                                     Municipal Fund                        Tax Free Fund
  --------------------------------------- ------------------------------------- -------------------------------------
  Risk/return summary                     Overview of Municipal Bond            Overview of  Intermediate Tax Free
  --------------------------------------- ---------------------------------------------------------------------------
  Investment objectives/goals             Goal
  --------------------------------------- ---------------------------------------------------------------------------
  Principal investment strategies         Core Strategy, Investment Policies and Strategies
  --------------------------------------- ---------------------------------------------------------------------------
  Principal risks of investing in the     Principal Risks of Investing in the Fund, Who Should Consider Investing
  Funds: narrative disclosure             in the Fund
  --------------------------------------- ---------------------------------------------------------------------------
  Principal risks of investing in the     Total Returns, After Fees and Expenses
  Funds: risk/return bar chart and table
  --------------------------------------- ---------------------------------------------------------------------------
  Fee table                               Annual Fund Operating Expenses
  --------------------------------------- ---------------------------------------------------------------------------

  --------------------------------------- ---------------------------------------------------------------------------
           Type of Information                                     Headings in Prospectuses
  --------------------------------------- ---------------------------------------------------------------------------
                                                     Municipal Fund                        Tax Free Fund
  --------------------------------------- ------------------------------------- -------------------------------------
  Body of prospectus                      A Detailed Look at Municipal Bond     A Detailed Look at Intermediate Tax
                                                                                Free
  --------------------------------------- ------------------------------------- -------------------------------------
  Investment objectives, principal        Objective, Strategy, Principal        Objective, Strategy, Principal
  investment strategies and related       Investments, Investment Process,      Investments, Investment Process,
  risks                                   Other Investments and Risks           Risks
  --------------------------------------- ---------------------------------------------------------------------------
  Management: investment                  Management of the Fund
  Adviser and portfolio manager
  --------------------------------------- ---------------------------------------------------------------------------
  Shareholder information:                Calculating the Fund's Share Price
  Pricing of Fund shares
  --------------------------------------- ---------------------------------------------------------------------------
  Shareholder information:                Buying and Selling Fund Shares
  Purchase of Fund shares
  ---------------------------------------
  Shareholder information:
  Redemption of Fund shares
  --------------------------------------- ---------------------------------------------------------------------------
  Shareholder information:                Dividends and Distributions, Tax Considerations
  Dividends and distributions; tax
  consequences
  --------------------------------------- ---------------------------------------------------------------------------
  Financial highlights                    Financial Highlights
  Information
  --------------------------------------- ---------------------------------------------------------------------------

                      BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the Board of Trustees of Tax Free Fund, including the trustees who are not "interested persons" of either Fund or any of their advisers ("Independent Trustees"), unanimously approved the reorganization at a meeting held on September 8, 1999. In particular, the Trustees determined that the reorganization was in the best interests of Tax Free Fund and that the interests of Tax Free Fund's shareholders would not be diluted as a result of the reorganization. Similarly, the Board of Trustees of Municipal Fund, including the Independent Trustees, unanimously approved the reorganization at a meeting held on August 19, 1999. The Trustees also determined that the reorganization was in the best interests of Municipal Fund and that the interests of Municipal Fund's shareholders would not be diluted as a result of the reorganization.

 ------------------------------------------------------------------------------
  Therefore, after careful consideration, the Board of Trustees of Tax Free Fund, including the Independent Trustees, recommends that the shareholders of Tax Free Fund vote "FOR" the proposal to approve the Agreement and Plan of Reorganization.
 ------------------------------------------------------------------------------

                         VOTING RIGHTS AND REQUIRED VOTE

Each share of Tax Free Fund outstanding on the Record Date is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of Tax Free Fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of Tax Free Fund means the vote of the lesser of:

(1) 67% or more of the shares present at the Meeting, if the holders of more than 50% of the outstanding shares of Tax Free Fund are represented in person or by proxy, or

(2) more than 50% of the outstanding shares of  Tax Free Fund.

Shares of Tax Free Fund represented in person or by proxy, including shares that abstain or do not vote on the proposal, will be counted for purposes of determining whether there is a quorum at the Meeting. These include proxies submitted by a broker or nominee holding shares in "street name" who indicate on the proxy card that it does not have discretionary authority to vote on the proposal. Accordingly, an abstention from voting or a "broker non-vote" has the same effect as a vote against the proposal.

BT will vote any shares in accounts as to which it has investment authority, for which it is the owner of record but does not have investment discretion and shares in any other accounts as to which BT is the agent of record, which are not otherwise represented in person or by proxy at the Meeting. These shares will be voted by BT for, against, or abstaining, in the same proportion as the votes cast by holders of all shares in the Tax Free Fund otherwise represented at the Meeting. This practice is commonly referred to as "mirror" or "echo" voting.

If the required approval of shareholders is not obtained, Tax Free Fund will continue to engage in business as a separate mutual fund and the Board of Trustees will consider what further action, if any, may be appropriate.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, through the Internet or in person by the Trustees, officers and employees of Tax Free Fund or by personnel of Shareholder Communications Corporation or BT or ICC Distributors, Inc., the distributor of Tax Free Fund's shares.

Revoking Proxies

A Tax Free Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

[ ] By filing a written notice of revocation with Tax Free Fund's transfer agent, or

[ ] By returning before the time of the Meeting a duly executed proxy with a later date than the proxy being revoked, or

[ ] If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of Tax Free Fund at the Meeting at any time before the proxy is voted.

Simply attending the Meeting without voting, however, will not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

As of June 2, 2000, xxx,xxx.xxx shares of Tax Free Fund were outstanding. Only shareholders of record on June 2, 2000 (the "record date") are entitled to notice of and to vote at the Meeting and any adjournments thereof. A majority of the outstanding shares of Tax Free Fund that are entitled to vote will be considered a quorum for the transaction of business.

Other Business

Tax Free Fund's Board of Trustees knows of no business to be presented for consideration at the Meeting other than the proposal. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of Tax Free Fund's shares present in person or by proxy at the session of the Meeting to be adjourned. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone and Internet Voting

Tax Free Fund may record votes over the telephone or through the Internet. In doing so, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted over the telephone or through the Internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.

                        OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the Funds, as of June 2, 2000, the following persons owned, of record or beneficially, 5% or more of the outstanding shares of Tax Free Fund and Municipal Fund (before the reorganization) and would own (after the reorganization), 5% or more of the shares of Municipal Fund.

  --------------------------------------- ------------------- ---------------------------- --------------------------
  Names and Addresses of Owners of More     Tax Free Fund           Municipal Fund              Municipal Fund
            Than 5% of Shares                                    Institutional Shares        Institutional Shares
                                                                (before reorganization)     (after reorganization)
  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

  --------------------------------------- ------------------- ---------------------------- --------------------------

As of June 2, 2000, the table reflects pro forma exchange ratios of approximately x.x Municipal Fund Institutional shares being issued for each share of Tax Free Fund. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios as previously discussed.

As of June 2, 2000, the Trustees and Officers of Tax Free Fund and Municipal Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective Funds.

                              AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended and files reports, proxy statements and other information with the Securities and Exchange Commission (the "Commission" ). These reports, proxy statements and other information filed by the Funds can be inspected and copied (at prescribed rates) at the public reference facilities of the Commission at 450 Fifth Street, NW, Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois) and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of such material can also be obtained by e-mail at publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services of the Commission at 450 Fifth Street, NW, Washington, D.C. 20549-0102. For information on the Public Reference Section, call the Commission at 1-202-942-8090. In addition, copies of these documents may be viewed on-screen or downloaded from the EDGAR Database on the Commission's Internet site at http://www.sec.gov.

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____th day of __________, 2000, among (i) Morgan Grenfell Investment Trust (the "Morgan Grenfell Trust"), a business trust organized under the laws of the State of Delaware with its principal place of business at One South Street, Baltimore, Maryland 21202, on behalf of Municipal Bond (the "Acquiring Fund"), a series of the Morgan Grenfell Trust, and (ii) BT Investment Funds (the "BT Trust"), a business trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business at One South Street, Baltimore, Maryland 21202, on behalf of Intermediate Tax Free Fund (the "Acquired Fund"), a series of the BT Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (a) the issuance of Institutional Class shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (b) the assumption by the Acquiring Fund of certain scheduled liabilities of the Acquired Fund, and (ii) the distribution by the Acquired Fund, on the Closing Date herein referred to or as soon thereafter as conveniently practicable, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund and the termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Reorganization is intended to qualify as a reorganization within the meaning of Section 368(a) of the Code;

         WHEREAS, the Morgan Grenfell Trust and the BT Trust are each registered open-end management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest;

         WHEREAS, the Board of Trustees of the Morgan Grenfell Trust has determined that the exchange of all of the assets of the Acquired Fund for shares of the Acquiring Fund Shares and the assumption by the Acquiring Fund of certain liabilities of the Acquired Fund is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         WHEREAS, the Board of Trustees of the BT Trust has determined that the exchange of all of the assets of the Acquired Fund for shares of the Acquiring Fund Shares and the assumption by Acquiring Fund of certain liabilities of the Acquired Fund is in the best interests of the Acquired Fund shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE INSTITUTIONAL CLASS SHARES OF THE ACQUIRING FUND AND ASSUMPTION OF THE ACQUIRED FUND'S SCHEDULED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

         1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets to Acquiring Fund as set forth in paragraph
1.2 to the Acquiring Fund free and clear of all liens and encumbrances, and the Acquiring Fund agrees in exchange therefor: (a) to issue and deliver to the Acquired Fund the number of

Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets transferred to Acquiring Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner as of the time and date set forth in paragraph 2.2; and (b) to assume certain scheduled liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. (a) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all of its property, including, without limitation, all goodwill, all interests in the name of the Acquired Fund, all other intangible property and all books and records of the Acquired Fund.

              (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities in the ordinary course of its business (except to the extent sales may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 7.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         1.3. The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of the Acquired Fund prepared by Bankers Trust Company, as administrator of the Acquired Fund, as of the Valuation Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Acquired Fund reflected in that unaudited Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, not reflected thereon.

         1.4. On the Closing Date or as soon thereafter as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund's shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. The Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

         1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

         1.8. The Acquired Fund shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the Commonwealth of Massachusetts and in accordance with its governing documents.

2.       VALUATION

         2.1. The value of the assets of the Acquired Fund to be transferred, and liabilities of the Acquired Fund to be assumed, hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then current prospectus or statement of additional information of the Acquiring Fund.

         2.2. The net asset value of the Acquiring Fund Shares shall be the value computed as of the close of regular trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the then current prospectus or statement of additional information of the Acquiring Fund.

         2.3. All computations of value shall be made by Brown Brothers Harriman & Co. in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be ________________, 2000, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. at the offices of Deutsche Asset Management, One South Street, Baltimore, Maryland 21202, or at such other time and/or place as the parties may agree.

         3.2. The custodian for the Acquired Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

         3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the BT Investment Portfolios shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4. The Acquired Fund shall deliver to the Acquiring Fund at the Closing a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding full and fractional shares owned by each such shareholder immediately prior to the Closing, certified on behalf of the Acquired Fund by the President or a Vice President of the BT Trust. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the BT Trust on behalf of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The BT Trust and the Acquired Fund represent and warrant to the Morgan Grenfell Trust and the Acquiring Fund as follows:

                  (a) The Acquired Fund is a series of the BT Trust, which is a business trust, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

                  (b) The BT Trust is a registered open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect;

                  (c) The BT Trust is not, and the execution, delivery and performance of this Agreement with respect to the Acquired Fund will not result, in a material violation of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the BT Trust is a party or by which it is bound;

                  (d) The BT Trust has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Fund which will be terminated with liability to the BT Trust or to the Acquired Fund prior to the Closing Date;

                  (e) No material litigation or administrative proceeding or investigation of the same, before any court or governmental body, is presently pending or, to its knowledge, threatened against the BT Trust with respect to the Acquired Fund or any of the Acquired Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Fund. The BT Trust and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings and neither the BT Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or the BT Trust's ability to consummate the transactions herein contemplated;

                  (f) The Statement of Assets and Liabilities of the Acquired Fund as of September 30, 1999, has been audited by [], independent certified public accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (copies of which have been furnished to each of the other parties hereto) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein;

                  (g) Since September 30, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by each of the other parties hereto. For the purposes of this subparagraph (g), a decline in net asset value per share of the Acquired Fund shall not constitute a material adverse change;

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to have been filed by such dates shall have been timely filed, and all federal and other taxes (whether or not shown as due on such returns and reports) shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (i) For each taxable year of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify and be treated as such for its final taxable year ending on the Closing Date;

                  (j) For each taxable year of its operation, the Acquired Fund has met the requirements of Section 851(g) of the Code for qualification and treatment as a separate corporation and will qualify and be treated as such for its final taxable year ending on the Closing Date;

                  (k) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph
3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Fund, nor is there outstanding any security convertible into any shares of the Acquired Fund;

                  (l) At the Closing Date, the BT Trust with respect to the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Fund;

                  (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the BT Trust's Board of Trustees on behalf of the Acquired Fund, and, subject to the approval of the Acquired Fund shareholders, assuming due authorization, execution and delivery by the Morgan Grenfell Trust on behalf of the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the BT Trust with respect to the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

                  (o) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the registration statement on Form N-14 of the Acquiring Fund (the "Registration Statement") (other than information therein that relates to the Acquiring Fund and supplied in writing by the Acquiring Fund for inclusion therein) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading;

                  (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the BT Trust on behalf of the Acquired Fund of the transactions contemplated by this Agreement;

                  (q) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund; and

                  (r) The prospectus of the Acquired Fund dated January 31, 2000, and any amendments or supplements thereto, previously furnished to the Acquiring Fund, does not contain any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

4.2. The Morgan Grenfell Trust and the Acquiring Fund represent and warrant to each of the other parties hereto as follows:

                  (a) The Acquiring Fund is a series of the Morgan Grenfell Trust, which is a business trust, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

                  (b) The Morgan Grenfell Trust is a registered open-end investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

                   (c) The current prospectus of and statement of additional information of the Morgan Grenfell Trust conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  (d) At the Closing Date, the Morgan Grenfell Trust will have good and marketable title to the Acquiring Fund's assets;

                  (e) The Morgan Grenfell Trust is not, and the execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will not result, in a material violation of its Declaration of Trust or By-laws or of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Morgan Grenfell Trust is a party or by which it is bound;

                  (f) No material litigation or administrative proceeding or investigation of the same, before any court or governmental body is presently pending or, to the best of its knowledge, threatened against the Morgan Grenfell Trust with respect to the Acquiring Fund or any of the Acquiring Fund's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Fund. The Morgan Grenfell Trust and the Acquiring Fund know of no facts which might form the basis for the institution of such proceedings and neither the Morgan Grenfell Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or the Morgan Grenfell Trust's ability on behalf of the Acquiring Fund to consummate the transactions contemplated herein;

                  (g) The Statement of Assets and Liabilities of the Acquiring Fund as of October 31, 1999, has been audited by [ ], independent certified public accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (copies of which have been furnished to each of the other parties hereto) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

                  (h) Since October 31,1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund shall not constitute a material adverse change;

                  (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to have been filed by such dates shall have been timely filed, and all federal and other taxes (whether or not shown as due on such returns and reports) shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

                  (j) For each taxable year of its operations, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such on the Closing Date;

                  (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Section 851(g) of the Code for qualification and treatment as a separate corporation and will qualify and be treated as such on the Closing Date;

                  (l) At the date hereof, all issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, nor is there outstanding any security convertible into shares of the Acquiring Fund;

                  (m) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Morgan Grenfell Trust's Board of Trustees on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the BT Trust on behalf of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Morgan Grenfell Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

                  (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares and will be fully paid and non-assessable;

                  (o) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for exemptive orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

                  (p) The information contained in the Proxy Statement and in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; and

                  (q) The Morgan Grenfell Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue the Acquiring Fund's operations after the Closing Date.

5.       COVENANTS OF EACH OF THE PARTIES

         5.1. The BT Trust, on behalf of the Acquired Fund, will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 7.6 hereof), in each case payable either in cash or in additional shares.

         5.2. The Morgan Grenfell Trust, on behalf of the Acquiring Fund, will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable, in each case payable either in cash or in additional shares.

         5.3. The BT Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.5. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

         5.6. Subject to the provisions of this Agreement, the BT Trust, on behalf of the Acquired Fund, and the Morgan Grenfell Trust, on behalf of the Acquiring Fund, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.7. The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the BT Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 or any other provision of the Code, and which statement will be certified by the Treasurer of the BT Trust.

         5.8. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement, referred to in paragraph 4.1(n), all to be included in the Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.9 The Acquired Fund and the Acquiring Fund shall each use its reasonable efforts to cause the Reorganization to be treated as a reorganization within the meaning of Section 368(a) of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE ACQUIRING FUND (collectively, the "MERGING FUNDS" and individually, the "MERGING FUND")

         The obligations of the Merging Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each of the Merging Funds of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

         6.1. All representations and warranties made in this Agreement by or on behalf of the

Merging Funds shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities showing the federal tax basis and holding periods as of the Closing Date, certified by BT Trust's Treasurer or Assistant Treasurer on behalf of the Acquired Fund;

         6.3. The BT Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by or on behalf of the Acquired Fund are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

         6.4 The Morgan Grenfell Trust on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by or on behalf of the Acquiring Fund are true and correct at and as of the Closing Date, except as they may by affected by the transactions contemplated by this Agreement.

7.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         7.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the BT Trust's Declaration of Trust and By-laws and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, no party hereto may waive the conditions set forth in this paragraph 7.1;

         7.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         7.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any party hereto, provided that any party may for itself waive any of such conditions;

         7.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

         7.5. The Acquired Fund shall have distributed to its shareholders all of its investment company taxable income, as defined in Section 852(b)(2) of the Code (prior to reduction by any dividends paid deduction), and all of its net capital gain, as such term is used in Section 852(b)(3)(C) of the Code, after reduction by any capital loss carry forward, and all of the excess of (1) its interest income excludable from gross income under Section 103(a) of the Code over (2) the deductions disallowed under Sections 265 and 171(a)(2) of the Code, in each case for its taxable year ending on the Closing Date.

         7.6. The parties shall have received a written opinion of Hale and Dorr LLP, addressed to the Morgan Grenfell Trust with respect to the Acquiring Fund and the BT Trust with respect to the Acquired Fund and satisfactory to Daniel O. Hirsch, as Secretary of each of the parties, respectively, substantially to the effect that for federal income tax purposes:

         (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their Acquired Fund shares of beneficial interest and the termination of the Acquired Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b) No gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

         (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of certain scheduled Acquired Fund liabilities by the Acquiring Fund;

         (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

         (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

         (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

         (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

         (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

Notwithstanding anything herein to the contrary, no party hereto may waive in any material respect the conditions set forth in this paragraph 7.6.

         7.7 Each of the Acquiring Fund and the Acquired Fund agrees to make and provide representations with respect to itself and its shareholders that are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in paragraph 7.6.

8.       BROKERAGE FEES AND EXPENSES

         8.1. Each party hereto represents and warrants to each other party hereto, that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         8.2 Each party will bear its own expenses in connection with the transactions.

         8.3. Shareholders of each of Acquired Fund and Acquiring Fund will bear their respective expenses, if any, in connection with the transactions.

9.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         9.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraph 4.1, 4.2 and 5.1 through 5.8 hereof and that this Agreement constitutes the entire agreement between the parties.

         9.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.      TERMINATION

         10.1. This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the BT Trust on behalf of the Acquired Fund and the Morgan Grenfell Trust on behalf of the Acquiring Fund; (b) any party hereto in the event that the other party hereto shall materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (c) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         10.2. In the event of any such termination, there shall be no liability for damages on the part of any party hereto or their respective Trustees or officers to any other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

11.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the BT Trust on behalf of the Acquired Fund and the Morgan Grenfell Trust on behalf of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund shareholders called by the BT Trust pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.      NOTICES
         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the BT Trust on behalf of the Acquired Fund and the Morgan Grenfell Trust on behalf of the Acquiring Fund at One South Street, Baltimore, MD 21202.

13.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         13.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

         13.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5. It is expressly agreed that the obligations of the Morgan Grenfell Trust and the BT Trust shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but shall bind only the trust property of the Morgan Grenfell Trust or the BT Trust, as the case may be, as provided in the trust instruments of the Morgan Grenfell Trust and the BT Trust, respectively. The execution and delivery of this Agreement have been authorized by the Trustees of each of the Morgan Grenfell Trust and the BT Trust, and this Agreement has been executed by authorized officers of the Morgan Grenfell Trust and the BT Trust on behalf of the Acquired Fund and the Acquiring Fund, respectively, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Morgan Grenfell Trust and the BT Trust, as the case may be, as provided in the Declarations of Trust of the Morgan Grenfell Trust and the BT Trust, respectively.


IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.




Attest:                                        BT INVESTMENT FUNDS on behalf of
                                               INTERMEDIATE TAX FREE


By:      __________________________ By:           __________________________
Name:    Daniel O. Hirsch                Name:    John Y. Keffer
Title:   Secretary                                Title:   President




Attest:                                        MORGAN GRENFELL INVESTMENT TRUST
                                               on behalf of MUNICIPAL BOND


By:      __________________________ By:           __________________________
Name:    Daniel O. Hirsch                Name:    Richard T. Hale
Title:   Secretary                                Title:   President

                                 MUNICIPAL BOND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  June __, 2000


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Municipal Bond, dated February 28, 2000. This statement of additional information should be read in conjunction with the prospectus.

Additional copies of the prospectus may be obtained by writing to the Fund at Deutsche Asset Management Service Center, P.O. Box 219210, Kansas City, MO 641212-9210 or by telephoning the Fund toll free at 1-800-730-1313.

This statement of additional information is accompanied by and incorporates by reference to the statement of additional information dated February 28, 2000, of Morgan Grenfell Investment Trust on behalf of seven separate investment portfolios, including Municipal Bond Fund, and the statement of additional information dated January 31, 2000 of BT Investment Funds on behalf of the Intermediate Tax Free Fund. Municipal Bond Fund and Intermediate Tax Free Bond Fund are referred to collectively as the "Funds".

                          ADDITIONAL INFORMATION ABOUT

                    MUNICIPAL BOND and INTERMEDIATE TAX FREE

The following table shows where in each Fund's statement of additional information (SAI) you can find additional information about each Fund.

----------------------------------------- ----------------------------------------------------------------------------------
             TYPE OF INFORMATION                                              HEADINGS IN SAI
----------------------------------------- ----------------------------------------------------------------------------------
                                          MORGAN GRENFELL                         BT INVESTMENT FUNDS
                                          INVESTMENT TRUST                        SAI dated January 31, 2000
                                          SAI dated February 28, 2000
----------------------------------------- ----------------------------------------------------------------------------------
Fund history                              ORGANIZATION  OF  THE TRUST
----------------------------------------- --------------------------------------- ------------------------------------------
Description of each Fund and              ADDITIONAL INFORMATION                  INVESTMENT OBJECTIVES,
its investments, strategies, polices      ON FUND INVESTMENTS AND                 POLICIES AND RESTRICTIONS:
and risks                                 STRATEGIES AND RELATED                  Investment Objectives
                                          RISKS                                   Investment Policies
                                                                                  Additional Risk Factors
                                          INVESTMENT RESTRICTIONS                 Investment Restrictions
----------------------------------------- --------------------------------------- ------------------------------------------
Management of the Funds,                  TRUSTEES AND OFFICERS                   MANAGEMENT OF THE TRUST
Including the Board of Trustees,                                                  AND THE PORTFOLIOS:
Officers and Trustee compensation                                                 Trustees of the Trust and Portfolio
                                                                                  Officers of the Trust and Portfolio
                                                                                  Trustee Compensation Table
----------------------------------------- ---------------------------------------
Control persons, principal holders        GENERAL INFORMATION
of securities and management              ABOUT THE TRUST
ownership
----------------------------------------- --------------------------------------- ------------------------------------------
Investment advisory and other             INVESTMENT ADVISORY                     MANAGEMENT OF THE  TRUST
services: investment adviser,             AND OTHER SERVICES                      AND THE PORTFOLIOS:
distributor and other service                                                     Investment Adviser
providers                                 SERVICE PLAN                            Administrator
                                                                                  Distributor
                                          ADDITIONAL INFORMATION                  Service Agent
                                                                                  Custodian and Transfer Agent
                                                                                  Counsel and Independent
                                                                                  Accountants
----------------------------------------- --------------------------------------- ------------------------------------------
Brokerage allocation and other            PORTFOLIO TRANSACTIONS                  INVESTMENT OBJECTIVES,
Practices                                                                         POLICIES AND RESTRICTIONS:
                                                                                  Portfolio Transactions and
                                                                                  Brokerage Commissions
----------------------------------------- --------------------------------------- ------------------------------------------
Shares of beneficial interest             GENERAL INFORMATION                     ORGANIZATION OF THE TRUST
                                          ABOUT THE TRUST
----------------------------------------- --------------------------------------- ------------------------------------------
Purchase, redemption and pricing          PURCHASE AND REDEMPTION                 VALUATION OF SECURITIES;
of  shares                                OF SHARES                               REDEMPTIONS AND PURCHASES IN-KIND:
                                                                                  Purchase of Shares
                                                                                  Redemption of Shares
                                                                                  Redemptions and Purchases In-
                                                                                  Kind
                                                                                  Trading in Foreign Securities
----------------------------------------- --------------------------------------- ------------------------------------------

-------------------------------------- ------------------------------------------------------------------------------------------
TYPE OF INFORMATION                                                            HEADINGS IN SAI
-------------------------------------- ------------------------------------------------------------------------------------------
                                       MORGAN GRENFELL                              BT INVESTMENT FUNDS
                                       INVESTMENT TRUST                             SAI dated January 31, 2000
                                       SAI dated February 28, 2000
-------------------------------------- -------------------------------------------- ---------------------------------------------
Taxation of the Funds                  TAXES                                        TAXATION:
                                                                                    Taxation of the Fund
                                                                                    Distributions
                                                                                    Taxation of the Portfolio
                                                                                    Other Taxation
-------------------------------------- -------------------------------------------- ---------------------------------------------
Calculation of                         PERFORMANCE INFORMATION                      PERFORMANCE INFORMATION:
performance data                                                                    Standard Performance Information
                                                                                    Expenses
                                                                                    Comparison of Fund Performance
                                                                                    Economic and Market Information
-------------------------------------- -------------------------------------------- ---------------------------------------------
Financial statements                   FINANCIAL STATEMENTS                         FINANCIAL STATEMENTS
                                       .
-------------------------------------- -------------------------------------------- ---------------------------------------------

                            PART C: OTHER INFORMATION


                            Item 15. Indemnification

The response to this Item 15 is incorporated by reference to Item 25 of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("SEC") on February 28, 2000.

Item 16. EXHIBITS
Except as noted, the following exhibits are being incorporated by reference herein. All of the Registration Statements and Post-Effective Amendments are filed under the Registrant's registration numbers (33-68704 and 811-8006).

(1) Agreement and Declaration of Trust of Registrant dated September 13, 1993, as amended. /1/

(2a)     Amended By-Laws of Registrant.  /1/

(b) See Articles III, IV, and V of the Agreement and Declaration of Trust (exhibit (a)) and Article II of the Amended By-Laws (exhibit (b)). /1/

(3)      Not Applicable.

(4)      Form of Agreement and Plan of Reorganization filed herewith.

(5)      Not Applicable.

(6a) Management Contract dated January 3, 1994, as amended as of April 25, 1994, April 1, 1995 and September 1, 1995, between Deutsche Asset Management Investment Services Limited (formerly Morgan Grenfell Investment Services Limited) and Registrant, on behalf of International Select Equity Fund, Global Equity Fund, European Equity Fund (formerly European Equity Growth Fund), New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Emerging Markets Equity Fund, Global Fixed Income Fund, International Fixed Income Fund and Emerging Markets Debt Fund. /1/

(b) Management Contract dated as of December 28, 1994 between Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Fixed Income Fund and Municipal Bond Fund. /1/

(c) Management Contract dated as of December 28, 1994 between Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Large Cap Growth Fund, Smaller Companies Fund, Short-Term Fixed Income Fund and Short-Term Municipal Bond Fund. /1/

(d) Management Contract between Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc. dated August 23, 1996) and Registrant, on behalf of Micro Cap Fund. /2/

(e) Form of Management Contract between Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Total Return Bond Fund and High Yield Bond Fund. /3/

(f) Form of Management Contract between Deutsche Asset Management Investment Services Limited (formerly Morgan Grenfell Investment Services Ltd.) and Registrant, on behalf of Core Global Fixed Income Fund and Emerging Local Currency Debt Fund. /3/

(g) Form of Management Contract between Deutsche Asset Management, Inc. and Registrant, on behalf of European Equity Fund. /7/

(h) Form of Subadvisory Contract between Deutsche Asset Management Investment Services Limited (formerly Morgan Grenfell Investment Services Ltd.), Deutsche Asset Management Investment, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of Total Return Bond Fund. /4/

(7a) Distribution Agreement dated as of December 30, 1993 between SEI Financial Services Company and Registrant, on behalf of all of its series. /5/

(b) Form of Distribution Agreement between ICC Distributors, Inc. and Registrant, on behalf of all of its series. /7/

(8)      Not Applicable.

(9a) Custody Agreement dated as of August 24, 1998 between Brown Brothers Harriman & Co. and Registrant, on behalf of all of its series. /4/

(b) Administration Agreement dated as of August 27, 1998 between Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) and Registrant, on behalf of all of its series. /4/

(c) Transfer Agency Agreement dated as of December 30, 1993 between Supervised Service Company, Inc. and Registrant. /2/

(d) Transfer Agency Agreement dated as of December 28, 1994 between Supervised Service Company, Inc. and Registrant. /2/

(e) Accounting Agency Agreement dated as of September 8, 1998 between Brown Brothers Harriman & Co., Deutsche Asset Management, Inc. (formerly Morgan Grenfell, Inc.) and Registrant on behalf of all of its series. /4/

(f) Delegation Agreement dated as of August 24, 1998 between Brown Brothers Harriman & Co. and Registrant on behalf of International Select Equity Fund, Global Equity Fund, European Equity Fund, New Asia Fund, International Small Cap Equity Fund, Japanese Small Cap Equity Fund, European Small Cap Equity Fund, Morgan Grenfell Emerging Markets Equity Fund, Core Global Fixed Income Fund, Global Fixed Income Fund, International Fixed Income Fund, Morgan Grenfell Emerging Markets Debt and Emerging Local Currency Debt Fund. /4/

(g) Form of Transfer Agency Agreement between Investment Company Capital Corp. and Registrant, on behalf of each of its series. /7/

(10)     Form of Amended Rule 18f-3 Plan. /6/

(11) Opinion of Hale & Dorr LLP in connection with the legality of the securities being registered filed herewith.

(12) Opinion of Hale & Dorr LLP concerning the tax matters and consequences to shareholders discussed in the proxy/prospectus. Registrant undertakes that this will be filed with the definitive proxy/prospectus.

(13) Share Purchase Agreement dated as of December 29, 1993 between Registrant and SEI Financial Management Corporation. /6/

(14) Consent of Independent Accounts to be filed with the definitive documents.

(15)     Not Applicable.

(16)     Powers of Attorney.  /7/
-----------------------

/1/ Filed as an exhibit to Post-Effective Amendment no. 9 to Registrant's Registration Statement on February 15, 1996 (accession number
0000950146-96-00221) and incorporated by reference herein.

/2/ Filed as an exhibit to Post-Effective Amendment no. 12 Registrant's Registration Statement on November 1, 1996 (accession number
0000950146-96-001933) and incorporated by reference herein.

/3/ Filed as an exhibit to Post-Effective Amendment no. 18 Registrant's Registration Statement on December 12, 1997 (accession number
0000950146-97-001909) and incorporated by reference herein.

/4/ Filed as an exhibit to Post-Effective Amendment no. 20 Registrant's Registration Statement on December 28, 1998 (accession number
0001047469-98-045270) and incorporated by reference herein.

/5/ Filed as an exhibit to Post-Effective Amendment no. 10 Registrant's Registration Statement on June 11, 1996 (accession number 0000950146-96-000954) and incorporated by reference herein.

/6/ Filed as an exhibit to Post-Effective Amendment no. 16 Registrant's Registration Statement on February 11, 1997 (accession number
0000950146-97-000164) and incorporated by reference herein.

/7/ Filed as an exhibit to Post-Effective Amendment no. 22 Registrant's Registration Statement on December 23, 1999 (accession number
0000928385-99-003687) and incorporated by reference herein.
-----------------------
Item 17.  Undertakings.

 .        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Morgan Grenfell Investment Trust, on behalf of Municipal Bond Fund, has duly caused this Pre-Effective Amendment on Form N-14AE/A to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 8th day of June, 2000.

                         MORGAN GRENFELL INVESTMENT TRUST

                         By: /s/ Daniel O. Hirsch
                         -----------------------------------
                           Daniel O. Hirsch
                           Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment on Form N-14AE/A has been signed below by the following persons in the capacities and on the dates indicated.



       Signatures                           Title                  Date
       -------------                     -----------             ---------

     /s/ Richard T. Hale            President and Chief         June 8, 2000
--------------------------------    Executive Officer
     Richard T. Hale

     /s/ Amy M. Olmert              Chief Financial Officer     June 8, 2000
--------------------------------
     Amy M. Olmert

    /s/ Paul K. Freeman*            Trustee                     June 8, 2000
--------------------------------
     Paul K. Freeman

     /s/ Graham E. Jones*           Trustee                     June 8, 2000
--------------------------------
     Graham E. Jones

     /s/ Hugh G. Lynch*             Trustee                     June 8, 2000
--------------------------------
     Hugh G. Lynch

     /s/ William N. Searcy*         Trustee                     June 8, 2000
--------------------------------
     William N. Searcy

     /s/ Edward T. Tokar*           Trustee                     June 8, 2000
--------------------------------
     Edward T. Tokar


*By: /s/ Daniel O. Hirsch                                    Dated: June 8, 2000
--------------------------------
     Daniel O. Hirsch
     Power-of-Attorney

                               HALE AND DORR LLP
                               COUNSELLORS AT LAW

                                www.haledorr.com
                       60 STATE STREET O BOSTON, MA 02109
                         617-526-6000 O FAX 617-526-5000



                                  June 7, 2000


Municipal Bond, a series of
Morgan Grenfell Investment Trust
One South Street
Baltimore, Maryland  21202

Ladies and Gentlemen:

This opinion is delivered in connection with the proposed reorganization of Intermediate Tax Free fund ("Tax Free Fund"), a series of BT Investment Funds, into Municipal Bond fund (the "Fund"), a series of Morgan Grenfell Investment Trust (the "Trust").

For purposes of the opinion expressed below, we have examined the following:

1. A draft of the Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and BT Investment Funds, on behalf of Tax Free Fund (the "Agreement and Plan of Reorganization");

2. The resolutions of the Board of Trustees relating to the authorization of the Agreement and Plan of Reorganization and the authorization and issuance of Institutional Class shares of beneficial interest of the Fund;

3. The Trust's certificate of trust, certified by the Secretary of State of the State of Delaware (the "Certificate of Trust"), dated May 31, 2000;

4. The Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust");

5.   The By-Laws of the Trust, as amended; and

6. A Certificate of Legal Existence and Good Standing for the Trust, dated May 30, 2000 and issued by the Secretary of State of the State of Delaware.

In our examination of the documents described above, we have assumed the genuineness of all signatures, the legal capacity of all individual signatories, the completeness of all Trust records provided to us, the authenticity of all documents submitted to us as originals, the conformity to original documents of all copies of documents submitted to us as copies, and the authenticity of the originals of such latter documents.

As to any facts material to this opinion, we have relied upon certificates, statements and representations of public officials and by one or more officers or employees of the Trust. We have not attempted to verify independently such facts although we know of no facts



BOSTON         NEW YORK           WASHINGTON           RESTON            LONDON*
--------------------------------------------------------------------------------
              Hale and Dorr LLP Includes Professional Corporations
                    * an independent joint venture law firm

Morgan Grenfell Investment Trust
June 7, 2000
Page 2


which lead us to question the accuracy of such certificates or representations and warranties.

Any reference to "our knowledge" or "knowledge" or to any matters "known to us", "of which we are aware" or "coming to our attention" or any variation of any of the foregoing shall mean the current conscious awareness of the attorneys in this firm who have rendered substantive attention to this transaction of the existence or absence of any facts which would contradict our opinion and statements set forth herein. We have not undertaken any independent investigation to determine the existence or absence of such facts, and no inference as to our knowledge of the existence or absence of such facts should be drawn from the fact of our representation of the Trust. Without limiting the foregoing, we have not conducted a search of any computer or electronic databases, or of the dockets of any court or administrative or regulatory agency.

Our opinion below is qualified to the extent that it may be subject to or affected by (i) applicable bankruptcy, insolvency, reorganization, moratorium, usury, fraudulent conveyance or similar laws affecting the rights of creditors generally, (ii) statutory or decisional law concerning recourse by creditors to security in the absence of notice or hearing, and (iii) duties and standards imposed on creditors and parties to contracts, including, without limitation, requirements of good faith, reasonableness and fair dealing. Furthermore, we express no opinion as to the availability of any equitable or specific remedy, or as to the successful assertion of any equitable defense, upon any breach of any agreements or documents or obligations as to which we are opining herein, inasmuch as the availability of such remedies or defenses may be subject to the discretion of a court. We express no opinion as to the enforceability of a waiver of rights granted by the Constitution of the United States, or any state thereof, or the vesting of jurisdiction in, or the consent to the exercise of jurisdiction by, any court. We are expressing no opinion herein as to the enforceability of any provision providing for rights of indemnification or contribution under applicable federal or state securities laws.

In rendering the opinion below, insofar as it relates to the good standing and valid existence of the Trust, we have relied solely on the certificate described above in paragraph (6), and such opinion is limited accordingly and is rendered as of the date of such certificate.

We are opining herein solely with respect to the Delaware Business Trust Act statute, and we express no opinion with respect to the laws of any other jurisdiction or to any other laws of the State of Delaware. Further, we express no opinion as to compliance by the Trust with any federal securities laws or with the so-called "blue sky" or state securities laws, including the securities laws of the State of Delaware, or with state or federal antifraud laws in connection with the issuance of the Institutional Class shares of the Fund.

Our opinion below, as it relates to the non-assessability of the shares of the Trust, is qualified to the extent that any shareholder is, was or may become a named Trustee of the Trust. It is also qualified to the extent that, pursuant to
Section 4 of Article IV of the Declaration of Trust, the Trustees have the power to pay or cause to be paid out of the

Morgan Grenfell Investment Trust
June 7, 2000
Page 3

principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, including, but not limited to, the Trustees' compensation and such expenses and charges for the services of the Trust's officers, employees, investment adviser, principal underwriter, auditors, counsel, custodian, transfer, servicing or similar agent.

We have also assumed (without independent investigation) the satisfaction with all conditions set forth in the draft Agreement and Plan of Reorganization, and the valid execution and delivery of such Agreement by the parties thereto.

The Trust was established as a Delaware business trust under the Declaration of Trust on September 13, 1993. The beneficial interests thereunder are represented by transferable shares of beneficial interest, with a par value of $0.001 per share.

The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided.

Pursuant to Article III, Section 1 of the Declaration of Trust, the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited and the Trustees are authorized to divide the shares into one or more series of shares and one or more classes thereof as they deem necessary or desirable. On August 19, 1994, the Trustees established and designated the Fund as the Morgan Grenfell Municipal Bond Fund, a new series of the Trust with the relative rights and preferences set forth in Article III, Section 6 of the Declaration of Trust. On February 17, 2000, the Trustees changed the name of the Fund from the Morgan Grenfell Municipal Bond Fund to Municipal Bond. As of the date of this opinion, the Trustees have divided the Fund into two classes, designated as Institutional Class shares and Investment Class shares.

Pursuant to Article III, Section 3 of the Declaration of Trust, investments may be accepted by the Trust, at such times, on such terms, and for such consideration as the Trustees from time to time may authorize.

Pursuant to Article III, Section 5 of the Declaration of Trust, the Trustees may amend the Declaration of Trust, at any time and from time to time, in such manner as the Trustees may determine in their sole discretion, without the need for shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the shares of beneficial interest of the Trust contained in the Declaration of Trust.

On August 19, 1999, the Trustees voted to authorize the officers of the Trust to enter into the Agreement and Plan of Reorganization under which the Fund will issue Institutional Class shares to Tax Free Fund in an amount equal to the value of the assets of Tax Free Fund received by the Fund, less the liabilities of Tax Free Fund assumed by the Fund, in the transaction, and to determine the appropriate number of Institutional Class shares of the Fund to be registered, to register with the Securities and Exchange Commission, and to issue to Tax Free Fund in accordance with the Agreement and Plan of Reorganization, such shares.

Morgan Grenfell Investment Trust
June 7, 2000
Page 4

Based upon and subject to the foregoing, and further subject to the qualifications set forth below, it is our opinion that all necessary Trust action precedent to the issuance of the Institutional Class shares of beneficial interest of the Fund to be issued pursuant to the Trust's Registration Statement on Form N-14 has been duly taken, and that all such shares, when issued in accordance with the terms of the Agreement and Plan of Reorganization, will be legally and validly issued, fully paid and non-assessable by the Trust, on behalf of the Fund, subject to compliance with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the applicable state laws regulating the sale of securities.

Please note that we are opining only as to the matters expressly set forth herein, and no opinion should be inferred as to any other matters. This opinion is based upon currently existing statutes, rules, regulations and judicial decisions, and we disclaim any obligation to advise you of any change in any of these sources of law or subsequent legal or factual developments which might affect any matters or opinion set forth herein.

We consent to your filing this opinion with the Securities and Exchange Commission as an exhibit to any amendments to the Trust's registration statement. Except as provided in this paragraph, this opinion is solely for your benefit in connection with the consummation of the transactions contemplated by the Agreement and Plan of Reorganization and may not be quoted or relied upon by any other person for any purpose or used by you for any other purpose, without our prior written consent.



                                                           Very truly yours,

                                                           /s/ Hale and Dorr LLP

                                                           Hale and Dorr LLP

             PROPOSED RESOLUTIONS RELATING TO THE REORGANIZATION OF INTERMEDIATE TAX FREE FUND, A SERIES OF BT INVESTMENT FUNDS
    ("BT Fund") INTO MORGAN GRENFELL MUNICIPAL BOND FUND, A SERIES OF MORGAN
               GRENFELL INVESTMENT TRUST ("Morgan Grenfell Fund")

       (To be voted on by the Board of BT INVESTMENT FUNDS (the "Trust"))


         RESOLVED, that the transfer of substantially all of the assets of the BT Fund to the Morgan Grenfell Fund in exchange solely for the shares of common stock of the Morgan Grenfell Fund and the discharge by the BT Fund and assumption by the Morgan Grenfell Fund of the stated liabilities of the BT Fund, the distribution of shares of the Morgan Grenfell Fund to the shareholders of the BT Fund in liquidation of the BT Fund, (the "Reorganization") be, and it hereby is authorized and approved, and that the officers of the BT Fund be, and each of them hereby is, authorized to take such actions and to execute such documents as such officer may deem necessary or appropriate in order to effectuate the Reorganization, subject to shareholder approval of and satisfaction of the terms and conditions of the Reorganization Agreement as defined in the next succeeding resolution;

         FURTHER RESOLVED, that the Agreement and Plan of Reorganization by and between the BT Fund and the Morgan Grenfell Fund providing for the Reorganization (the "Reorganization Agreement"), in substantially the form presented to this meeting, with such changes and additions as any officer of the BT Fund, on the advice of counsel or otherwise, may approve, such approval being conclusively proven by the execution of the Reorganization Agreement by such officer, be and it hereby is approved; that the officers of the BT Fund be, and each of them hereby is, subject to shareholder approval of the Reorganization Agreement, authorized to execute and deliver the Reorganization Agreement and any related documents; and that the execution by the BT Fund of the Reorganization Agreement and any related documents, and the transactions contemplated thereby and any and all acts necessary in connection therewith, the necessity and desirability thereof being conclusively proven by the action taken by the appropriate officers of the BT Fund on behalf of the BT Fund be, and it hereby is, authorized, approved and directed, subject in all cases to shareholder approval of the Reorganization Agreement;

         FURTHER RESOLVED, that participation by the BT Fund in the Reorganization is in the best interests of such Fund and that the interests of existing shareholders of the BT Fund will not be diluted as a result of the effecting of such transactions by the BT Fund; and that the Board has considered the following factors in making this determination: (i) the terms and conditions of the Reorganization Agreement and whether the Reorganization would result in dilution of shareholder interests, (ii) the costs estimated to be incurred by the BT Fund as a result of the Reorganization, (iii) efficiencies as a result of being part of a larger fund, (iv) marketing advantages due to longer term and better performance and (v) the tax consequences of the Reorganization;

         FURTHER RESOLVED, that a Special Meeting of Shareholders of the BT
                  Fund be, and it hereby is, called to be held on _____________ for the shareholders to consider and take action on the approval of the terms of an Agreement and Plan of Reorganization between the BT Fund and the Morgan Grenfell Fund and the transactions contemplated therein, and such other matters as may properly come before said meeting or any adjournment or adjournments thereof; and that it is hereby recommended that such shareholders approve the Reorganization Agreement at said meeting;

         FURTHER RESOLVED, that the officers of the BT Fund be, and each of them hereby is authorized to prepare and file the form of notice of shareholders' meeting, proxy statement and proxy card (collectively "Proxy Materials"), relating to the Reorganization and such other matters as any officer of the BT Fund may deem appropriate with the Securities and Exchange Commission as part of the registration statement on Form N-14 of the Morgan Grenfell Fund; and that the officers of the BT Fund be, and each of them hereby is, authorized to mail the Proxy Materials to shareholders of the BT Fund;

         FURTHER RESOLVED, that the close of business on ________________, be, and it hereby is fixed as the record date for the determination of shareholders of the BT Fund who shall be entitled to notice of and to vote at the Special Meeting of Shareholders or any adjournment or adjournments thereof;

         FURTHER RESOLVED, that Amy M. Olmert and Daniel O. Hirsch and each or either of them be, and they hereby are, designated to appear, vote and act as proxies, with powers of substitution, on behalf of the shareholders of the BT Fund at the Special Meeting of Shareholders or at any adjournment or adjournments thereof, and to do all things, execute all documents and perform all acts as fully as could be done if said shareholders whom they represent were personally present;

         FURTHER RESOLVED, that Amy M. Olmert and Daniel O. Hirsch be, and each of them hereby is, appointed inspector of election in connection with the Special Meeting of Shareholders;

         FURTHER RESOLVED, that the proper officers of the BT Fund be, and each of them hereby is, authorized and directed, on behalf of such fund, to take all action and execute all documents which they may deem necessary or appropriate, the necessity or propriety thereof being conclusively proven by the action taken by such officer, to completely liquidate and terminate said funds under the laws of the State of Massachusetts and under federal law in conjunction with the Reorganization, including satisfying any legal or other obligations in connection therewith; and

FURTHER RESOLVED, that the proper officers of the BT Fund be, and each of them hereby is, authorized and directed, for and on behalf of such Fund to take all action, execute all documents, and make any filings with the Securities and Exchange Commission or the states, which they may deem to be necessary or appropriate, the necessity or propriety thereof being conclusively proven by the action taken by such officer, to effectuate each of the foregoing resolutions and to carry out the purposes thereof.


            Authorization to File Registration Statement on Form N-14
                   with the Securities and Exchange Commission
VOTED:

                  That the President, and Vice President, Treasurer and Secretary of the Trust be, and each of them acting singly, hereby is, Authorized to prepare, executed on behalf of the Trust personally or as attorney-in-fact, and to file with the Securities and Exchange Commission a registration statement on Form N-14 and any amendment thereto registering the Institutional Class shares of beneficial interest of the Morgan Grenfell Municipal Fund to be issued pursuant to the Reorganization and containing a proxy statement of BT Intermediate Tax Free Fund.

                               FORM OF PROXY CARD
                               BT Investment Funds
                              Intermediate Tax Free
                      One South Street, Baltimore, Maryland
                  PROXY FOR THE SPECIAL MEETING OF STOCKHOLDERS
                10:00 A.M., Eastern time, on ______, July__, 2000

The undersigned hereby appoints Daniel O. Hirsch and Amy M. Olmert, and each of them, with full power of substitution, as proxies of the undersigned to vote all shares of stock that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and any and all adjournments or postponements thereof (the "Special Meeting"), on the matters set forth on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of Proposal I. All ABSTAIN votes will be counted only in determining the existence of a quorum at the Special Meeting.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO INTERMEDIATE TAX FREE. THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" PROPOSAL I.

The appointed proxies will vote on any other business as may properly come before the Special Meeting or any adjournment thereof.

Receipt of the notice and the Proxy Statement, dated June ___, 2000 (the "Proxy Statement"), is hereby acknowledged.


To vote by Telephone

1)       Read the Proxy Statement and have the Proxy card below at hand.
2)       Call 1-800-690-6903
3) Enter the 12-digit control number set forth on the Proxy card and follow the instructions.

To vote by Internet

1)       Read the Proxy Statement and have the Proxy card below at hand.
2)       Go to the Website www.proxyvote.com
3) Enter the 12-digit control number set forth on the Proxy card and follow the instructions.

DO NOT RETURN YOUR PROXY CARD IF YOU VOTE BY TELEPHONE OR INTERNET.

Please mark boxes in blue or black ink.
I. Approval of Agreement and Plan of Reorganization between the Institutional and Investment shares of Municipal Bond and Intermediate Tax Free, pursuant to which: (a) Intermediate Tax Free would transfer all of its assets to Municipal Bond in exchange for Municipal Bond's assumption of Intermediate Tax Free's stated liabilities and the issuance of Institutional shares of Municipal Bond to be distributed pro rata to Intermediate Tax Free Investment shares, and (b) Intermediate Tax Free would be terminated.

FOR [ ]      AGAINST [ ]            ABSTAIN [ ]

II. To consider and vote upon such other business as may properly come before the Special Meeting and any adjournment or adjournments thereof.

FOR [ ]      AGAINST [ ]            ABSTAIN [ ]

Receipt of the notice and the Proxy Statement dated June ___, 2000 (the "Proxy Statement"), is hereby acknowledged.


--------------------------------------------------------------------------------
PLEASE SIGN AND DATE BELOW AND MAIL THIS PROXY CARD PROMPLY USING THE ENCLOSED ENVELOPE.



                                            ------------------------------------
                                           (Title or Authority)



                                            ------------------------------------
                                            (Signature)



                                            ------------------------------------
                                            (Signature)

                                            Dated:  [___________________], 2000
                                            (Joint owners should EACH sign.
                                            Please sign EXACTLY as your name(s)
                                            appears on this card. When signing
                                            as attorney, trustee, executor,
                                            administrator, guardian or corporate
                                            officer, please give your FULL title
                                            below.)

------------------------------------------------------------------------
YOUR VOTE IS IMPORTANT, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE


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

ENCLOSED ENVELOPE.













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